Prospectus Supplement

Liberty Life Assurance Company of Boston

in connection with its

LLAC Variable Account

(Liberty Life’s Spectrum Select®

Modified Single Payment Variable Life Insurance Contracts)

Supplement to Prospectus Dated May 1, 2007

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Effective January 1, 2008, Liberty Life Securities LLC replaces Liberty Life Distributors LLC as distributor of the Contracts. Liberty Life Securities LLC, a wholly owned subsidiary of Liberty Life Assurance Company of Boston, is located at 100 Liberty Way, Dover, New Hampshire 03820. It is registered as a broker-dealer under the Securities and Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (formerly National Association of Securities Dealers, Inc.).

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Supplement Dated January 1, 2008	SVUL-2007153 12/07